2. Summary of Significant Accounting Policies - Accounts Receivable and Allowance for Doubtful Accounts (Details) (USD $)	Mar. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Accounts Receivable	$ 1,419,247
Allowance for Doubtful Accounts
Net Accounts Receivable	$ 1,419,247